RESTRUCTURING - Pretax Restructuring Charges related to 2009 Restructuring (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			50 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring charges, net	$ 0	$ (10)	$ 1	$ 723
Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges, net				328
Inventory Valuation and Obsolescence [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges, net				132
Other Intangible Assets [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges, net				59
Facility Closures And Exit Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges, net				156
Impairment Of Asset [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges, net				48
Seeds And Genomics [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges, net				525
Seeds And Genomics [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges, net				229
Seeds And Genomics [Member] | Inventory Valuation and Obsolescence [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges, net				119
Seeds And Genomics [Member] | Other Intangible Assets [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges, net				59
Seeds And Genomics [Member] | Facility Closures And Exit Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges, net				75
Seeds And Genomics [Member] | Impairment Of Asset [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges, net				43
Agricultural Productivity [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges, net				198
Agricultural Productivity [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges, net				99
Agricultural Productivity [Member] | Inventory Valuation and Obsolescence [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges, net				13
Agricultural Productivity [Member] | Other Intangible Assets [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges, net				0
Agricultural Productivity [Member] | Facility Closures And Exit Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges, net				81
Agricultural Productivity [Member] | Impairment Of Asset [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges, net				5
Restructuring Plan 2009 [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges, net	0	(10)	3	723
Restructuring Plan 2009 [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges, net	0	(10)	(32)
Restructuring Plan 2009 [Member] | Facility Closing And Exit Cost [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges, net	0	0	29
Restructuring Plan 2009 [Member] | Impairment in value of Property, Plant and Equipment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges, net	0	0	4
Restructuring Plan 2009 [Member] | Inventory Valuation and Obsolescence [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges, net	0	0	2
Restructuring Plan 2009 [Member] | Other Intangible Assets [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges, net	0	0	0
Restructuring Plan 2009 [Member] | Impairment Of Asset [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges, net		0	6
Restructuring Plan 2009 [Member] | Seeds And Genomics [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges, net	0	(10)	11
Restructuring Plan 2009 [Member] | Seeds And Genomics [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges, net	0	(10)	(21)
Restructuring Plan 2009 [Member] | Seeds And Genomics [Member] | Facility Closing And Exit Cost [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges, net	0	0	26
Restructuring Plan 2009 [Member] | Seeds And Genomics [Member] | Impairment in value of Property, Plant and Equipment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges, net	0	0	4
Restructuring Plan 2009 [Member] | Seeds And Genomics [Member] | Inventory Valuation and Obsolescence [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges, net	0	0	2
Restructuring Plan 2009 [Member] | Seeds And Genomics [Member] | Other Intangible Assets [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges, net	0	0	0
Restructuring Plan 2009 [Member] | Agricultural Productivity [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges, net	0	0	(8)
Restructuring Plan 2009 [Member] | Agricultural Productivity [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges, net	0	0	(11)
Restructuring Plan 2009 [Member] | Agricultural Productivity [Member] | Facility Closing And Exit Cost [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges, net	0	0	3
Restructuring Plan 2009 [Member] | Agricultural Productivity [Member] | Impairment in value of Property, Plant and Equipment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges, net	0	0	0
Restructuring Plan 2009 [Member] | Agricultural Productivity [Member] | Inventory Valuation and Obsolescence [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges, net	0	0	0
Restructuring Plan 2009 [Member] | Agricultural Productivity [Member] | Other Intangible Assets [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges, net	$ 0	$ 0	$ 0